DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Amount, Timing and Uncertainty of Future Cash Flows (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 7,148,892	£ 4,535,297
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	249,703	109,093
Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 4,741	£ 1,000
Average fixed interest rate (in percent)	3.01%	0.00%
Cash flow hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 6,472	£ 625
Average fixed interest rate (in percent)	1.18%	0.23%
Cash flow hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 26,175	£ 10,428
Average fixed interest rate (in percent)	2.36%	0.55%
Cash flow hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 161,391	£ 58,896
Average fixed interest rate (in percent)	2.40%	0.81%
Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 50,924	£ 38,144
Average fixed interest rate (in percent)	1.60%	0.65%
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 35	£ 34
Currency swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 35	£ 34
Average fixed interest rate (in percent)	1.28%	1.28%
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 1,542	£ 1,895
Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	0	46
Currency swaps | Cash flow hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	0	200
Currency swaps | Cash flow hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	509	821
Currency swaps | Cash flow hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	1,004	828
Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	29	0
Interest rate and other swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	152,662	172,695
Interest rate and other swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 1,904	£ 1,396
Average fixed interest rate (in percent)	1.51%	2.84%
Interest rate and other swaps | Fair value hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 12,765	£ 2,784
Average fixed interest rate (in percent)	0.17%	1.31%
Interest rate and other swaps | Fair value hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 37,488	£ 18,568
Average fixed interest rate (in percent)	0.72%	0.95%
Interest rate and other swaps | Fair value hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 64,307	£ 121,878
Average fixed interest rate (in percent)	1.92%	0.68%
Interest rate and other swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 36,198	£ 28,069
Average fixed interest rate (in percent)	1.94%	1.94%
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.38	1.38
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.15
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.10
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.04
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	1.36
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	1.36
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.24	1.36
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.25	1.35
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	1.27